Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 329,406	$ 256,597	$ 249,923
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	248,018	205,351	170,610
Provisions for fraud and other losses	38,381	11,912
Share-based compensation	30,790	28,933	18,621
Charges for transaction processing provisions	9,468	7,458	2,803
Dividends received from equity investments	9,189	8,595	7,524
Provisions for bad debt expenses and billing adjustments	2,823	2,000	1,054
Amortization of debt issuance costs	1,817	7,269	298
Loss on foreign currency	999	1,027	2,012
Amortization of bond discount	383	225
(Gain) Loss on disposal of equipment, net	(293)	(79)	324
Changes in value of private equity investments	(793)	(966)	(898)
Excess tax benefit from share-based payment arrangements	(7,185)	(3,528)	(1,259)
Deferred income tax (benefit) expense	(8,963)	26,945	285
Equity in income of equity investments	(17,583)	(13,047)	(10,171)
Gain on disposal of subsidiaries	(86,961)
Changes in operating assets and liabilities:
Accounts receivable	(33,406)	(8,667)	2,855
Prepaid expenses, other current assets and other long-term assets	(10,525)	(571)	(2,945)
Accrued salaries and employee benefits	414	(403)	(7,083)
Accounts payable	8,765	(52,042)	37,206
Other current liabilities and other long-term liabilities	45,457	(24,611)	(15,406)
Net cash provided by operating activities	560,201	452,398	455,753
Cash flows from investing activities:
Additions to contract acquisition costs	(88,871)	(55,965)	(34,384)
Purchases of property and equipment	(75,913)	(40,598)	(31,395)
Additions to internally developed computer software	(41,501)	(33,600)	(19,285)
Cash used in acquisitions, net of cash acquired	(38,584)	(1,314,660)	(188,698)
Additions to licensed computer software from vendors	(29,638)	(63,635)	(33,001)
Purchase of private equity investments	(3,291)	(1,378)	(3,031)
Proceeds from insurance recovery for loss on disposal	6,212
Proceeds from dispositions, net of expenses paid and cash disposed	44,979
Net cash used in investing activities	(226,607)	(1,509,836)	(309,794)
Cash flows from financing activities:
Repurchase of common stock under plans and tax withholding	(170,516)	(103,857)	(74,939)
Dividends paid on common stock	(74,796)	(56,510)	(94,035)
Principal payments on long-term borrowings and capital lease obligations	(69,939)	(166,805)	(200,052)
Purchase of noncontrolling interests	(37,500)
Subsidiary dividends paid to noncontrolling shareholders	(7,172)	(7,321)	(2,797)
Debt issuance costs		(13,573)	(2,073)
Proceeds from long-term borrowings	1,396	1,395,661	150,000
Excess tax benefit from share-based payment arrangements	7,185	3,528	1,259
Proceeds from exercise of stock options	34,869	40,691	9,672
Net cash (used in) provided by financing activities	(316,473)	1,091,814	(212,965)
Cash and cash equivalents:
Effect of exchange rate changes on cash and cash equivalents	(6,168)	(3,758)	(1,719)
Net increase (decrease) in cash and cash equivalents	10,953	30,618	(68,725)
Cash and cash equivalents at beginning of period	278,230	247,612	316,337
Cash and cash equivalents at end of period	289,183	278,230	247,612
Less cash and cash equivalents of discontinued operations at end of period		(30,530)	(23,353)
Cash and cash equivalents of continued operations at end of period	289,183	247,700	224,259
Supplemental cash flow information:
Interest paid	40,969	23,157	2,952
Income taxes paid, net	$ 135,770	$ 80,033	$ 106,778